OTHER ASSETS - Schedule of Other Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Operating cash flows from operating leases	$ (117,179)	$ (135,471)
Leased assets obtained in exchange for new operating lease liabilities	$ 45,800	$ 186,132